Short-Term and Long-Term Borrowings - Schedule of Maturity Analysis of Long Term Borrowings (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 USD ($)
Schedule of Maturity Analysis of Long Term Borrowings [Abstract]
2026	$ 5,512	¥ 40,000
2027	5,512	40,000
2028	2,745,050	19,920,000
2029
2030 and thereafter
Total	$ 2,756,074	¥ 20,000,000